Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE
The
following
table sets forth information concerning the compensation of our named executive officers (NEOs), including our principal executive officer (PEO), for each of the fiscal years ended December 31, 2021 and 2022, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (2)	Net Income ($mms)	Distributable Earnings ($mms) (3)
2022	$14,310,747	$12,093,805	$2,142,028	$1,831,494	$97.63	$71.80	$112.06	$194.35
2021	—	—	—	—	$98.68	$94.90	$170.54	$168.45

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Richard J. Mack	Jai Agarwal, Michael McGillis, Kevin Cullinan , Priyanka Garg and J.D. Siegel
2021	Richard J. Mack	Michael McGillis
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. No other adjustments are required under applicable SEC rules.

	2021		2022
Adjustments (a)	PEO	Average Non- PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	—	$(14,310,747)	$(2,004,556)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	$11,245,251	$1,575,162
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	$848,554	$118,860
TOTAL ADJUSTMENTS	—	—	$(2,216,942)	$(310,534)

(a)
Time-based RSU award grant date fair values were calculated using the stock price as of the date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards that were outstanding as of the end of the covered fiscal year have been adjusted using the stock price as of year-end.
The closing price of our Common Stock on the NYSE as of December 30, 2022, the last trading day of the fiscal year, was $14.71 per share.

(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Bloomberg REIT Mortgage Index (the “ Peer Group ”).
(3)
As an externally managed company, we do not maintain an incentive compensation program that enables us to disclose a “company-selected measure” within the meaning of the SEC rules. However, we have chosen to disclose information regarding Distributable Earnings, which we believe is the most important financial performance measure in evaluating our NEOs’ compensation as compared to company performance. Pursuant to the Management Agreement, we use Core Earnings, which is substantially the same as Distributable Earnings excluding incentive fees, to determine the incentive fees we pay our Manager. Distributable Earnings is a non-GAAP
measure used to evaluate our performance excluding the effects of certain transactions, non-cash
items and GAAP adjustments, as determined by our Manager, that we believe are not necessarily indicative of our current performance and operations. Distributable Earnings is defined as net income, computed in accordance with GAAP, excluding
(i) non-cash
stock-based compensation expense (income), (ii) real estate depreciation and amortization, (iii) any unrealized gains or losses from mark-to-market
valuation changes (other than permanent impairments) that are included in net income for the applicable period,
(iv) one-time
events pursuant to changes in GAAP and (v) certain
non-cash
items, which in the judgment of our Manager, should not be included in Distributable Earnings. Distributable Earnings is substantially the same as Core Earnings, as defined in the Management Agreement, for the periods presented.

Company Selected Measure Name	Distributable Earnings
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOs
2022	Richard J. Mack	Jai Agarwal, Michael McGillis, Kevin Cullinan , Priyanka Garg and J.D. Siegel
2021	Richard J. Mack	Michael McGillis

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Bloomberg REIT Mortgage Index (the “ Peer Group ”).
PEO Total Compensation Amount	$ 14,310,747	$ 0
PEO Actually Paid Compensation Amount	$ 12,093,805	0
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. No other adjustments are required under applicable SEC rules.

	2021		2022
Adjustments (a)	PEO	Average Non- PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	—	$(14,310,747)	$(2,004,556)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	$11,245,251	$1,575,162
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	$848,554	$118,860
TOTAL ADJUSTMENTS	—	—	$(2,216,942)	$(310,534)

(a)
Time-based RSU award grant date fair values were calculated using the stock price as of the date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards that were outstanding as of the end of the covered fiscal year have been adjusted using the stock price as of year-end.
The closing price of our Common Stock on the NYSE as of December 30, 2022, the last trading day of the fiscal year, was $14.71 per share.

Non-PEO NEO Average Total Compensation Amount	$ 2,142,028	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,831,494	0
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows. No other adjustments are required under applicable SEC rules.

	2021		2022
Adjustments (a)	PEO	Average Non- PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	—	$(14,310,747)	$(2,004,556)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	—	$11,245,251	$1,575,162
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	$848,554	$118,860
TOTAL ADJUSTMENTS	—	—	$(2,216,942)	$(310,534)

(a)
Time-based RSU award grant date fair values were calculated using the stock price as of the date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards that were outstanding as of the end of the covered fiscal year have been adjusted using the stock price as of year-end.
The closing price of our Common Stock on the NYSE as of December 30, 2022, the last trading day of the fiscal year, was $14.71 per share.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
As mentioned above, as an externally managed company we
do
not maintain an incentive
compensation
program that contains financial performance measures. However, we believe the following performance measures represent the most important financial performance measures in evaluating compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	Distributable Earnings;

•	Net Income; and

•	TSR.

Total Shareholder Return Amount	$ 97.63	98.68
Peer Group Total Shareholder Return Amount	71.8	94.9
Net Income (Loss)	$ 112,060,000.00	$ 170,540,000
Company Selected Measure Amount	194,350,000	168,450,000
PEO Name	Richard J. Mack
Closing Price	$ 14.71
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Distributable Earnings
Non-GAAP Measure Description [Text Block]
(3)
As an externally managed company, we do not maintain an incentive compensation program that enables us to disclose a “company-selected measure” within the meaning of the SEC rules. However, we have chosen to disclose information regarding Distributable Earnings, which we believe is the most important financial performance measure in evaluating our NEOs’ compensation as compared to company performance. Pursuant to the Management Agreement, we use Core Earnings, which is substantially the same as Distributable Earnings excluding incentive fees, to determine the incentive fees we pay our Manager. Distributable Earnings is a non-GAAP
measure used to evaluate our performance excluding the effects of certain transactions, non-cash
items and GAAP adjustments, as determined by our Manager, that we believe are not necessarily indicative of our current performance and operations. Distributable Earnings is defined as net income, computed in accordance with GAAP, excluding
(i) non-cash
stock-based compensation expense (income), (ii) real estate depreciation and amortization, (iii) any unrealized gains or losses from mark-to-market
valuation changes (other than permanent impairments) that are included in net income for the applicable period,
(iv) one-time
events pursuant to changes in GAAP and (v) certain
non-cash
items, which in the judgment of our Manager, should not be included in Distributable Earnings. Distributable Earnings is substantially the same as Core Earnings, as defined in the Management Agreement, for the periods presented.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,310,747)	$ 0
PEO [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,245,251	0
PEO [Member] | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	848,554	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,216,942)	0
Non-PEO NEO [Member] | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,004,556)	0
Non-PEO NEO [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,575,162	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	118,860	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (310,534)	$ 0